PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Banks (2.8%)
Bank of America Corp.	24,960,876	713,881,054

Biotechnology (2.8%)
Gilead Sciences Inc.	8,448,783	700,995,526

Capital Markets (9.2%)
CME Group Inc., Class A	4,091,686	783,639,703
Intercontinental Exchange Inc.	5,630,489	587,203,698
S&P Global Inc.	1,756,000	605,416,120
The Charles Schwab Corp.	6,694,648	350,665,662

		2,326,925,183
Chemicals (5.8%)
Linde plc	2,332,094	828,919,491
Nutrien Ltd.	3,312,359	244,617,712
The Sherwin-Williams Co.	1,809,386	406,695,691

		1,480,232,894
Commercial Services & Supplies (2.5%)
Waste Management Inc.	3,971,331	648,002,079

Containers & Packaging (2.6%)
Ball Corp. Ω	11,805,203	650,584,737

Equity Real Estate Investment Trusts (1.4%)
American Tower Corp.	1,733,780	354,280,605

Food & Staples Retailing (4.2%)
Costco Wholesale Corp.	1,062,873	528,109,708
Sysco Corp.	6,864,337	530,132,747

		1,058,242,455
Food Products (2.6%)
Mondelez International Inc., Class A	9,368,546	653,175,027

Health Care Equipment & Supplies (2.4%)
Becton, Dickinson and Co.	2,405,930	595,563,912

Household Durables (1.3%)
D.R. Horton Inc.	3,290,016	321,401,663

Household Products (2.9%)
The Procter & Gamble Co.	5,039,444	749,314,928

Insurance (2.3%)
Marsh & McLennan Co., Inc.	3,521,857	586,565,283

Interactive Media & Services (4.4%)
Alphabet Inc., Class A [q]	10,847,993	1,125,262,314

IT Services (6.1%)
Fiserv Inc. [q]	5,604,124	633,434,136
Mastercard Inc., Class A	2,511,947	912,866,659

		1,546,300,795
Life Sciences Tools & Services (4.7%)
Danaher Corp.	2,382,889	600,583,344
Thermo Fisher Scientific Inc.	1,030,280	593,822,484

		1,194,405,828
Machinery (3.9%)
Deere & Co.	2,374,200	980,259,696

Multiline Retail (1.1%)
Target Corp.	1,702,206	281,936,380

Pharmaceuticals (1.5%)
Roche Holding AG (ADR)	10,526,411	377,477,098

Professional Services (2.1%)
Verisk Analytics Inc.	2,777,479	532,887,121

Road & Rail (2.1%)
Canadian Pacific Railway Ltd.	7,044,943	542,037,914

Semiconductors & Semiconductor Equipment (6.5%)
Applied Materials Inc.	4,434,589	544,700,567
Micron Technology Inc.	5,166,815	311,765,617
NVIDIA Corp.	1,152,047	320,004,095
Texas Instruments Inc.	2,501,486	465,301,411

		1,641,771,690
Software (15.4%)
Adobe Inc. [q]	919,624	354,395,501
Microsoft Corp.	5,946,554	1,714,391,518
Oracle Corp.	9,242,752	858,836,516
Salesforce Inc. [q]	4,911,099	981,139,358

		3,908,762,893
Specialty Retail (0.5%)
Autozone Inc. [q]	50,289	123,617,905

Technology Hardware, Storage & Peripherals (3.5%)
Apple Inc.	5,327,965	878,581,429

Wireless Telecommunication Services (1.7%)
T-Mobile US Inc. [q]	3,018,452	437,192,588

Total investment in equities (96.3%) (cost $20,069,896,087)		24,409,658,997

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Citizens Trust Bank	0.05%	01/14/2024	250,000	242,109
Community Vision Capital & Consulting	0.25%	01/31/2024	250,000	237,466
Self-Help Federal Credit Union	3.56%	02/17/2024	1,000,000	964,712
Self-Help Federal Credit Union	1.50%	10/16/2023	250,000	244,575

				1,688,862
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: Capitol National Bank, par 236,500; Citizen Bank & Trust Co., par 236,500; Farmers and Merchants Union Bank, par 20,952; First State Bank, par 236,500; First United Bank, par 236,500; Security First Bank, par 118,500; The Fairfield National Bank, par 205,048; United Mississippi Bank, par 236,500; Vision Bank, National Association, par 236,500; Waumandee State Bank, par 236,500; (cost $1,923,516)	4.00%	03/14/2024	2,000,000	1,923,516

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	897,929
BlueHub Loan Fund Inc.	1.00%	04/15/2023	900,000	99,770
New Hampshire Community Loan Fund Inc.	1.00%	07/31/2023	500,000	490,055
Root Capital Inc.	1.00%	02/01/2024	200,000	189,940
Vermont Community Loan Fund Inc.	0.50%	04/15/2023	100,000	99,770

				1,777,464
Time Deposits (2.9%)
ANZ, London	1.00%	07/31/2023	200,000,000	200,000,000
Barclays, London	1.00%	02/01/2024	84,954,683	84,954,683
BBVA, Madrid	0.50%	04/15/2023	187,567,441	187,567,441
JPMorgan Chase, New York	1.00%	02/01/2024	66,069,225	200,000,000
Royal Bank of Canada, Toronto	3.69%	04/03/2023	66,069,225	66,069,225

				738,591,349
Total short-term securities (2.9%) (cost $743,981,191)				743,981,191

Total securities (99.2%) (cost $20,813,877,278)				25,153,640,188

Other assets and liabilities (0.8%)				210,216,141

Total net assets (100.0%)				25,363,856,329

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
θ	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities has been classified as level 3.
plc	Public Limited Company
ADR	American Depositary Receipt

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2023 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Capital Markets (1.4%)
Morgan Stanley	4.25%	01/15/2027	100,000	1,895,000
The Charles Schwab Corp. [l]	4.45%	06/01/2026	103,049	1,990,907

				3,885,907
Equity Real Estate Investment Trusts (1.4%)
Public Storage	3.88%	10/06/2025	22,966	417,981
Public Storage [l]	4.00%	06/16/2026	136,587	2,522,762
Public Storage	4.10%	01/13/2027	48,626	900,067

				3,840,810

Total investment in preferred stocks (2.8%) (cost $9,995,311)				7,726,717

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Electrical Equipment (0.7%)
Sunrun Inc.	0.00%	02/01/2026	2,800,000	1,849,400

Total investment in convertible bonds (0.7%) (cost $2,358,147)				1,849,400

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (2.6%)
C.H. Robinson Worldwide Inc.	4.20%	04/15/2028	4,000,000	3,842,825
FedEx Corp.	4.25%	05/15/2030	1,750,000	1,699,100
FedEx Corp.	4.75%	11/15/2045	1,750,000	1,578,693

				7,120,618
Airlines (2.4%)
Alaska Airlines 2020-1, Class B	8.00%	08/15/2025	3,569,918	3,625,507
Alaska Airlines 2020-1, Class A	4.80%	08/15/2027	126,053	122,232
Southwest Airlines Co.	5.13%	06/15/2027	3,000,000	2,987,368

				6,735,107
Auto Components (1.4%)
APTIV plc	2.40%	02/18/2025	1,000,000	952,084
APTIV plc	5.40%	03/15/2049	2,000,000	1,785,672
APTIV plc	4.15%	05/01/2052	1,500,000	1,169,383

				3,907,139
Banks (2.3%)
Bank of America Corp.	1.53%	12/06/2025	2,000,000	1,868,971
Bank of America Corp.	3.85%	03/08/2037	1,000,000	851,979
Citigroup Inc.	2.01%	01/25/2026	4,000,000	3,764,237

				6,485,187
Building Products (1.4%)
Masco Corp.	3.50%	11/15/2027	2,000,000	1,884,612
Masco Corp.	4.50%	05/15/2047	2,500,000	2,083,484

				3,968,096
Capital Markets (1.4%)
Morgan Stanley	2.72%	07/22/2025	2,500,000	2,411,070
The Charles Schwab Corp.	3.75%	04/01/2024	1,500,000	1,471,063

				3,882,133
Chemicals (1.3%)
The Sherwin-Williams Co.	4.50%	06/01/2047	4,000,000	3,516,873

Consumer Finance (3.7%)
American Express Co.	4.05%	05/03/2029	4,000,000	3,897,121
Capital One Financial Corp.	2.62%	11/02/2032	3,000,000	2,284,525
Discover Financial Services	4.50%	01/30/2026	3,500,000	3,375,008
Discover Financial Services	4.10%	02/09/2027	1,000,000	944,381

				10,501,035
Containers & Packaging (1.6%)
Ball Corp.	4.88%	03/15/2026	4,500,000	4,471,200

Electronic Equipment, Instruments & Components (1.4%)
Trimble Inc.	4.90%	06/15/2028	4,000,000	3,971,625

Equity Real Estate Investment Trusts (5.8%)
Alexandria Real Estate Equities Inc.	2.00%	05/18/2032	3,000,000	2,306,585
Alexandria Real Estate Equities Inc.	4.85%	04/15/2049	1,750,000	1,512,758
American Tower Corp.	2.40%	03/15/2025	2,000,000	1,899,103
American Tower Corp.	2.70%	04/15/2031	2,250,000	1,874,428
Digital Realty Trust Inc.	3.60%	07/01/2029	1,000,000	896,913
Regency Centers LP	3.75%	06/15/2024	2,000,000	1,953,313
Regency Centers LP	4.40%	02/01/2047	2,400,000	1,950,492
SBA Communications Corp.	3.88%	02/15/2027	4,000,000	3,757,341

				16,150,933
Food & Staples Retailing (1.9%)
Sysco Corp.	2.40%	02/15/2030	6,000,000	5,214,500

Food Products (1.5%)
McCormick & Co., Inc.	2.50%	04/15/2030	5,000,000	4,264,718

Health Care Equipment & Supplies (2.1%)
Baxter International Inc.	2.54%	02/01/2032	3,000,000	2,440,599
Becton, Dickinson and Co.	3.36%	06/06/2024	2,000,000	1,962,502
Becton, Dickinson and Co.	4.69%	12/15/2044	1,500,000	1,393,284

				5,796,385
Hotels, Restaurants & Leisure (1.2%)
Hilton Domestic Operating Company Inc.	3.75%	05/01/2029	3,684,000	3,287,970

Industrial Conglomerates (1.1%)
Roper Technologies Inc.	2.95%	09/15/2029	3,500,000	3,127,317

Interactive Media & Services (0.7%)
Alphabet Inc.	1.10%	08/15/2030	1,500,000	1,227,375
Alphabet Inc.	2.05%	08/15/2050	1,500,000	949,542

				2,176,917
Internet & Direct Marketing Retail (1.1%)
Booking Holdings Inc.	4.63%	04/13/2030	3,000,000	2,996,859

IT Services (3.6%)
Fiserv Inc.	3.85%	06/01/2025	2,500,000	2,446,899
Fiserv Inc.	4.40%	07/01/2049	1,500,000	1,272,980
Global Payments Inc.	5.95%	08/15/2052	4,000,000	3,791,364
Visa Inc.	0.75%	08/15/2027	2,500,000	2,157,995

				9,669,238
Life Sciences Tools & Services (1.5%)
Agilent Technologies Inc.	2.75%	09/15/2029	4,750,000	4,244,498

Machinery (4.1%)
CNH Industrial Capital LLC	1.45%	07/15/2026	4,500,000	4,026,036
Pentair Finance SA	4.50%	07/01/2029	4,500,000	4,256,956
Xylem Inc.	2.25%	01/30/2031	4,000,000	3,335,942

				11,618,934

Multiline Retail (1.0%)
Macy’s Retail Holdings LLC [l]	5.88%	04/01/2029	3,000,000	2,774,970

Pharmaceuticals (0.9%)
Merck & Co. Inc.	1.90%	12/10/2028	2,750,000	2,435,869

Road & Rail (1.6%)
Kansas City Southern	2.88%	11/15/2029	2,000,000	1,790,721
Kansas City Southern	4.70%	05/01/2048	3,000,000	2,738,047

				4,528,768
Semiconductors & Semiconductor Equipment (2.3%)
Micron Technology Inc.	2.70%	04/15/2032	5,000,000	4,001,346
Qorvo Inc.	3.38%	04/01/2031	3,000,000	2,481,780

				6,483,126
Software (3.9%)
Autodesk Inc.	2.85%	01/15/2030	1,250,000	1,102,107
Autodesk Inc.	2.40%	12/15/2031	3,500,000	2,909,588
Oracle Corp.	6.13%	07/08/2039	4,000,000	4,156,565
PTC Inc.	4.00%	02/15/2028	3,000,000	2,803,398

				10,971,658
Specialty Retail (3.5%)
Lowe’s Companies Inc.	4.50%	04/15/2030	3,000,000	2,963,230
O’Reilly Automotive Inc.	4.20%	04/01/2030	4,000,000	3,843,916
Ross Stores Inc.	4.80%	04/15/2030	3,000,000	2,888,179

				9,695,325
Textiles, Apparel & Luxury Goods (2.6%)
Hanesbrands Inc.	4.88%	05/15/2026	4,500,000	4,263,750
VF Corp.	6.00%	10/15/2033	2,000,000	1,973,033
VF Corp.	6.45%	11/01/2037	1,000,000	1,030,856

				7,267,639
Transportation Infrastructure (1.4%)
Avantor Funding Inc.	4.63%	07/15/2028	4,000,000	3,796,360

Wireless Telecommunication Services (1.3%)
T-Mobile USA Inc.	2.25%	02/15/2026	1,500,000	1,395,279
T-Mobile USA Inc.	4.38%	04/15/2040	2,500,000	2,237,406

				3,632,685
Total investment in corporate bonds (62.6%) (cost $191,434,070)				174,693,682

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	1,903,985
European Investment Bank	1.63%	10/09/2029	2,000,000	1,762,640
European Investment Bank	0.75%	09/23/2030	2,000,000	1,627,703
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	3,914,120
International Bank for Reconstruction & Development	1.63%	11/03/2031	5,000,000	4,256,379
International Finance Corp.	2.13%	04/07/2026	6,000,000	5,693,399

Total investment in supranational bonds (6.9%) (cost $21,117,741)				19,158,226

U.S. Government Agency Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Federal Home Loan Bank	3.33%	06/27/2025	4,000,000	3,906,683
Federal Home Loan Bank	0.50%	07/28/2025	5,000,000	4,601,193

Total investment in U.S. government agency bonds (3.1%) (cost $8,720,151)				8,507,876

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	2.50%	01/31/2024	2,000,000	1,963,984
U.S. Treasury	2.13%	03/31/2024	2,000,000	1,951,328
U.S. Treasury	2.50%	05/31/2024	4,000,000	3,908,906
U.S. Treasury	2.00%	05/31/2024	1,000,000	971,719
U.S. Treasury	1.75%	06/30/2024	2,000,000	1,935,234
U.S. Treasury	2.25%	11/15/2024	3,000,000	2,904,727
U.S. Treasury	1.50%	11/30/2024	2,000,000	1,912,031
U.S. Treasury	2.00%	02/15/2025	3,000,000	2,882,695
U.S. Treasury	3.88%	03/31/2025	4,000,000	3,985,781
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,842,109
U.S. Treasury	2.25%	11/15/2025	3,000,000	2,875,664
U.S. Treasury	0.38%	12/31/2025	2,000,000	1,821,563
U.S. Treasury	1.88%	07/31/2026	2,000,000	1,880,078
U.S. Treasury	3.25%	05/15/2042	5,000,000	4,606,055
U.S. Treasury	4.00%	11/15/2042	4,500,000	4,615,313
U.S. Treasury	2.00%	02/15/2050	4,000,000	2,823,281
U.S. Treasury	1.25%	05/15/2050	2,500,000	1,446,387
U.S. Treasury	1.88%	11/15/2051	2,000,000	1,355,547
U.S. Treasury	3.00%	08/15/5052	4,000,000	3,498,125
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,262,260	1,233,951
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,428,840	1,461,249
U.S. Treasury (TIPS)	0.63%	02/15/2043	2,603,940	2,195,309

Total investment in U.S. government treasury bonds (19.6%) (cost $58,127,658)				54,071,036

Total investment in long-term securities (95.7%) (cost $291,753,078)				266,006,937

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.2%) α
Beneficial State Bank	1.10%	10/23/2023	250,000	243,512
Citizens Trust Bank	0.05%	10/06/2023	250,000	244,849

				488,361
Time Deposits (2.3%)
Citibank, New York	3.69%	04/03/2023	6,480,133	6,480,133

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (1.2%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	4.58%			3,462,587

Total short-term securities (3.7%) (cost $10,431,081)				10,431,081

Total securities (99.4%) (cost $302,184,159)				276,438,018

Payable upon return of securities loaned (-1.2%)				(3,462,587)

Other assets and liabilities (1.8%)				4,981,436

Total net assets (100.0%)				277,956,867

λ	This security, or partial position of this security, was on loan at March 31, 2023. The total value of the securities on loan at March 31, 2023 was $3,552,058
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company
LLC	Limited Liability Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security